Common Stock	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Common Stock [Text Block]
Note 6	Common Stock

Private Placement

On June 14, 2011, the Company issued an aggregate of 3,145,800 units under a brokered private placement for aggregate gross proceeds of $5,636,170 (CDN$5,505,150) at a price of $1.79 (CDN$1.75) per unit, with each unit consisting of one share of the Company’s common stock and one-half of one common share purchase warrant, with each whole warrant entitling the holder to purchase one additional common share of the Company’s common stock at an exercise price of CDN$2.25 per share until June 14, 2013. In connection with the offering, the Company issued an aggregate of 220,206 broker warrants, with each broker warrant entitling the holder thereof to purchase one common share of the Company at an exercise price of CDN$1.75 per share until December 14, 2012. In addition, the Company incurred $551,083 in share issue costs.

Stock Options

The Company has a stock option plan under which options to purchase common shares of the Company may be granted to employees, directors and consultants. Stock options entitle the holder to purchase common stock at a subscription price determined by the Board of Directors of the Company at the time of the grant. The options generally vest in the amount of 12.5% on the date which is six months from the date of grant and then beginning in the seventh month at 1/42 per month for 42 months, at which time the options are fully vested.

The maximum number of shares of common stock authorized by the stockholders and reserved for issuance by the Board of Directors of the Company under the 2010 Stock Option Plan is 5,860,000.

The Company has elected to use the Black-Scholes option pricing model to determine the fair value of stock options granted. In accordance with ASC 718 for employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is amortized over the vesting period or, if none exists, over the service period. Compensation associated with unvested options granted to non-employees is remeasured on each balance sheet date using the Black-Scholes option pricing model.

The expected volatility of options granted has been determined using the method described under ASC 718 using the historical stock price. The expected term of options granted to employees in the current fiscal period has been determined utilizing the “simplified” method as prescribed by ASC 718 Share-Based Payment. For non-employees, based on the Company’s history, the expected term of the options approximates the full term of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. In addition, ASC 718 requires companies to utilize an estimated forfeiture rate when calculating the expense for the period, whereas prior to the adoption of ASC 718 the Company recorded forfeitures based on actual forfeitures and recorded a compensation expense recovery in the period when the awards were forfeited. As a result, based on the Company’s experience, the Company applied an estimated forfeiture rate of 15% for the three month period ended July 31, 2011 and 2010 in determining the expense recorded in the accompanying consolidated statement of operations.

The weighted-average fair value of options granted during the three months ended July 31, 2011 was not applicable as no options were granted (2010 - $0.66). The weighted-average assumptions utilized to determine such values are presented in the following table:

	Three Months	Three Months
	Ended	Ended
	July 31, 2011	July 31, 2010
Risk-free interest rate	n/a	1.60%
Expected volatility	n/a	84.7%
Expected term	n/a	3.7 yrs
Dividend yield	n/a	0%
Weighted average fair value	n/a	$0.66

The following is a summary of the status of the Company’s stock options as of July 31, 2011 and the stock option activity during the three months ended July 31, 2011:

		Weighted Average
	Number of	Exercise Price
	Options	per Share
Outstanding at April 30, 2011	3,607,663	$0.97
Exercised	(43,514)	$0.51
Forfeited/Cancelled	(268,386)	$1.89
Expired	(200)	$0.47
Outstanding at July 31, 2011	3,295,563	$0.90

Exercisable at July 31, 2011	1,998,657	$0.78
Exercisable at April 30, 2011	1,930,647	$0.78

The following table summarizes information regarding stock purchase options outstanding as of July 31, 2011:

	Number of	Aggregate		Number of	Aggregate
Exercise	Options	Intrinsic		Options	Intrinsic
Price	Outstanding	Value	Expiry Date	Exercisable	Value
$0.44	445,258	$663,434	December 15, 2013	281,685	$419,711
$0.47	738,513	1,078,229	September 22, 2011 to September 26, 2016	724,302	1,057,481
$0.60	466,792	620,833	December 14, 2014	193,108	256,834
$0.62	850,000	1,113,500	April 17, 2014	478,125	626,344
$1.90	435,000	13,050	March 8, 2015	63,437	1,903
			October 1, 2012 to February 28,
$2.00	18,000	–	2015	18,000	–
$2.15	240,000	–	September 7, 2016	240,000	–
$2.27	102,000	–	March 10, 2016	–	–
July 31, 2011	3,295,563	$3,489,046		1,998,657	$2,362,273

April 30, 2011	3,607,663	$3,984,765		1,930,647	$2,485,779

The aggregate intrinsic value in the preceding table represents the total intrinsic value, based on the Company’s closing stock price of $1.93 per share as of July 31, 2011 (April 30, 2011 – $2.06), which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options vested and exercisable as of July 31, 2011 was 1,740,657 (April 30, 2011 – 1,690,647). The total intrinsic value of options exercised during the three months ended July 31, 2011 was $61,665 (2010 –$nil). The grant date fair value of options vested during the three months ended July 31, 2011 was $112,474 (2010 – $119,866).

The following table summarizes information regarding the non-vested stock purchase options outstanding as of July 31, 2011.

		Weighted Average
		Grant Date Fair
	Number of Options	Value
Non-vested options at April 30, 2011	1,677,016	$0.69
Vested	(180,110)	$0.36
Cancelled/Forfeited	(200,000)	$1.13
Non-vested options at July 31, 2011	1,296,906	$0.38

As of July 31, 2011 there was $716,452 of total unrecognized compensation cost related to unvested share-based compensation awards. This unrecognized compensation cost is expected to be recognized over a weighted average period of 2.88 years.

Employee and non-employee stock-based compensation amounts classified in the Company’s consolidated statements of operations for the three months ended July 31, 2011 and 2010 are as follows:

	Three Months Ended
	July 31,
	2011	2010

Cost of sales	$9,044	$6,751
Sales and marketing	8,966	23,029
Research and development	10,050	8,460
General and administrative	30,878	66,537
Total stock-based compensation	$58,938	$104,777

Warrants

During the three months ended July 31, 2011, on June 14, 2011, the Company issued an aggregate of 3,145,800 units under a brokered private placement for aggregate gross proceeds of $5,636,170 (CDN$5,505,150) at a price of $1.79 (CDN$1.75) per unit, with each unit consisting of one share of the Company’s common stock and one-half of one common share purchase warrant, with each whole warrant entitling the holder to purchase one additional common share of the Company’s common stock at an exercise price of CDN$2.25 per share until June 14, 2013. In connection with the offering, the Company issued an aggregate of 220,206 broker warrants, with each broker warrant entitling the holder thereof to purchase one common share of the Company at an exercise price of CDN$1.75 per share until December 14, 2012.

Following the guidance in ASC 815-40-15, the Company recorded the warrants issued as derivative liabilities due to their exercise price being denominated in a currency other than the Company’s U.S. Dollar functional currency. The fair value of the derivative liability is revalued at the end of each reporting period, and the change in fair value of the derivative liability is recorded as a gain or loss in the Company’s consolidated statements of operations.

The warrant liability is accounted for at its fair value as follows:

	Three Months Ended
	July 31,
	2011	2010
Fair value of warrant liability, at issuance	$1,311,141	$–
Change in fair value of warrant liability for the period	(145,714)	–
Fair value of warrant liability at July 31, 2011	$1,165,427	$–

The Company used the Binomial method to estimate the fair value of the warrants with the following assumptions:

		As at the date of
	As at	issuance
	July 31, 2011	June 14, 2011
Risk-free interest rate	1.39%	1.60%
Expected volatility	70%	70%
Expected term	1.33 years to 1.83 years	1.5 years to 2 years
Dividend yield	0%	0%

The warrant liability is revalued at the end of each reporting period with the change in the fair value of the derivative liability recorded as a gain or loss in the Company’s Consolidated statement of operations. The fair value of the warrants will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

At the time of the private placement offering, the Company allocated the proceeds to each of the common shares and the one-half of one common share purchase warrants. Because the warrants were classified as liability and are subsequently marked to fair value through earnings in each reporting period, the Company allocated the proceeds of $1,311,141 to the warrants at inception with the residual proceeds of $3,773,946 allocated to common stock.

During the three months ended July 31, 2010, the Company entered into a warrant agreement with a customer whereby the Company issued 1,000,000 stock purchase warrants as part of a contract that the Company entered into with the customer. The fair value of 320,000 stock purchase warrants that was charged to revenue during the three months ended July 31, 2010 was $136,934.

The following table summarizes information regarding the warrants outstanding as of July 31, 2011:

		Weighted
	Number of	Average
	Warrants	Exercise Price	Expiry Dates
Warrants at April 30, 2011	2,666,667	$1.12	October 29, 2011 to July 30, 2012
Granted	1,793,106	$2.19	December 14, 2012 to June 14, 2013
Exercised	(833,334)	$0.90	October 29, 2011
Warrants at July 31, 2011	3,626,439	$1.70	October 29, 2011 to June 14, 2013

Employee Stock Purchase Plan

Under the terms of the Employee Stock Purchase Plan (ESPP), all regular salaried (non-probationary) employees may purchase up to 6% of their base salary in shares of common stock of the Company at market price. The Company matches 50% of the shares purchased by issuing or purchasing at market price up to 3% of the respective employee’s base salary in shares.

A total of 700,000 shares have been reserved for issuance under the ESPP. As of July 31, 2011, a total of 541,089 (April 30, 2011-556,401) shares were available for issuance under the ESPP. During the three months ended July 31, 2011, 15,312 shares (April 30, 2011-55,571) were sold or issued to employees under the ESPP.

Deferred Share Unit Plan

Under the terms of the DSUP which is effective as at October 22, 2009, each deferred share unit is equivalent to one share of common stock. The maximum number of shares of common stock that may be reserved for issuance to any one participant pursuant to deferred share units granted under the DSUP and any share compensation arrangement is 5% of the number of shares of common stock of the Company outstanding at the time of reservation and, as applicable, any grants of deferred share units to any one participant may not exceed a value of $100,000 per annum on the date of grant. A deferred share unit (DSU) granted to a participant who is a director of the board of the Company shall vest immediately on the award date. A deferred share unit granted to a participant other than a director will generally vest as to one-third (1/3) of the number of deferred share units granted on the first, second and third anniversaries of the award date. Fair value of the DSU’s, which is based on the closing price of the Company’s common stock on the date of grant, is recorded as compensation expense over the vesting period.

A total of 2,000,000 shares have been reserved for issuance under the DSUP. During the three months ended July 31, 2011, 201,351 deferred share units were issued under the DSUP, of which 108,108 were granted to officers or employees and 93,243 were granted to non-employee directors. As of July 31, 2011, a total of 411,936 shares were available for issuance under the DSUP.

The following table summarizes the Company’s outstanding DSU awards as of July 31, 2011, and changes during the period then ended:

		Weighted Average
		Grant Date Fair
	Number of DSU’s	Value Per Unit
DSU’s outstanding at April 30, 2011	1,386,713	$0.83
Granted	201,351	$1.85
Conversions	–	–
DSU’s outstanding at July 31, 2011	1,588,064	$0.85

The following table summarizes information regarding the non-vested deferred share units outstanding as of July 31, 2011:

		Weighted Average
		Grant Date Fair
	Number of DSU’s	Value Per Unit
Non-vested DSU’s at April 30, 2011	426,083	$0.89
Granted	201,351	$1.85
Vested	(127,027)	$1.52
Non-vested DSU’s at July 31, 2011	500,407	$1.12

As of July 31, 2011 there was $496,636 (2010 – $248,192) of total unrecognized compensation cost related to unvested deferred share units awards. This unrecognized compensation cost is expected to be recognized over a weighted average period of 2.47 years (2010 – 2.66 years).

Employee and non-employee deferred share unit based compensation amounts classified in the Company’s consolidated statements of operations for the three months ended July 31, 2011 and 2010 are as follows:

	Three Months Ended
	July 31,
	2011	2010
General and administrative	$185,323	$195,708
Total deferred share unit-based compensation	$185,323	$195,708

Note 8	Common Stock

On March 19, 2008, the Company’s Board of Directors approved a five for one common stock consolidation. As a result, the Company's authorized capital decreased from 415,384,500 shares of common stock to 83,076,900 shares of common stock. All per share amounts and outstanding shares, including all common stock equivalents (stock options and warrants) have been retroactively adjusted in the Consolidated Financial Statements and in the Notes to the Consolidated Financial Statements for all periods presented to reflect the stock consolidation.

On July 17, 2009, in connection with a research agreement and omnibus agreement under which the Company licensed certain technologies from Columbia University, the Company entered into a debt conversion agreement and an amended omnibus agreement with The Trustees of Columbia University (“Columbia”), whereby as a result of the restructuring of certain terms and obligations of the existing research and licensing agreements, the Company issued 527,370 shares of common stock to Columbia to settle all outstanding amounts due to Columbia under such agreements and rights to certain technologies have reverted back to Columbia. The common stock was issued at $0.75 (CDN$0.84) per share, and was calculated as the average daily actual sales price of the common stock on the TSX-V on each of the ten trading days immediately preceding July 17, 2009.

On October 29, 2009, the Company issued 3,333,334 units at a price of $0.56 (CDN$0.60) per unit for gross proceeds of approximately $1,867,762 (CDN$2,000,000). The Company incurred $14,636 of transaction costs. Each unit consists of one share of common stock in the capital of the Company and one-half of one non-transferable common share purchase warrant. Each warrant entitles the holder thereof to purchase one share of common stock in the capital of the Company for a period of two years commencing from October 29, 2009 at an exercise price of $0.90 per warrant.

Stock Options

The Company has a stock option plan (the “2010 Stock Option Plan”) under which options to purchase common shares of the Company may be granted to employees, directors and consultants. This plan is effectively a merging of the Company’s 2004 and 2005 stock option plans. Stock options entitle the holder to purchase common stock at a subscription price determined by the Board of Directors of the Company at the time of the grant. The options generally vest in the amount of 12.5% on the date which is six months from the date of grant and then beginning in the seventh month at 1/42 per month for 42 months, at which time the options are fully vested.

The maximum number of shares of common stock authorized by the stockholders and reserved for issuance by the Board of Directors of the Company under the stock option plan is 5,860,000 under the 2010 Stock Option Plan.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. In accordance with ASC 718 for employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is amortized over the vesting period or, if none exists, over the service period. Compensation associated with unvested options granted to non-employees is remeasured on each balance sheet date using the Black-Scholes option pricing model. The expected volatility of options granted has been determined using the method described under ASC 718 using the historical stock price.

The expected term of options granted to employees in the current fiscal year has been determined utilizing the “simplified” method as prescribed by SAB No. 107, Share-Based Payment, as amended by SAB No. 110 on January 1, 2008. The simplified method was used because the Company does not have sufficient detailed information about employee exercise behaviour. For non-employees, the expected term of the options approximates the full term of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. In addition, ASC 718 requires companies to utilize an estimated forfeiture rate when calculating the expense for the period, whereas prior to the adoption of ASC 718 the Company recorded forfeitures based on actual forfeitures and recorded a compensation expense recovery in the period when the awards were forfeited. As a result, based on the Company’s experience, the Company applied an estimated forfeiture rate of 15% in fiscal 2011 and 2010 in determining the expense recorded in the accompanying consolidated statement of operations.

The weighted-average fair values of options granted during the year ended April 30, 2011 and 2010 were $1.14 and $0.34 respectively. The weighted-average assumptions utilized to determine such values are presented in the following table:

	Year Ended	Year Ended
	April 30, 2011	April 30, 2010
Risk-free interest rate	2.00%	2.31%
Expected volatility	77.5%	84.5%
Expected term	3.7 yrs	3.7 yrs
Dividend yield	0%	0%
Weighted average fair value	$1.14	$0.34

The following is a summary of the status of the Company’s stock options as of April 30, 2011 and the stock option activity during the years ended April 30, 2011 and 2010:

	Number of	Weighted-Average
	Options	Exercise Price per Share
Outstanding at April 30, 2009	4,650,768	$1.13
Granted	1,050,000	$0.57
Exercised	(25,875)	$0.46
Forfeited / Cancelled	(904,144)	$1.14
Expired	(153,042)	$0.62
Outstanding at April 30, 2010	4,617,707	$1.03
Granted	827,000	$1.93
Exercised	(308,037)	$0.47
Forfeited / Cancelled	(1,093,407)	$1.80
Expired	(435,600)	$1.76
Outstanding at April 30, 2011	3,607,663	$0.97

Exercisable at April 30, 2011	1,930,647	$0.78
Exercisable at April 30, 2010	2,602,619	$1.32

The following table summarizes information regarding stock options outstanding as of April 30, 2011:

	Number of	Aggregate		Number of	Aggregate
Exercise	Options	Intrinsic		Options	Intrinsic
Price	Outstanding	Value	Expiry Date	Exercisable	Value
$0.44	456,963	$740,280	December 15, 2013	264,527	$428,534
			June 13, 2010 to
$0.47	755,522	1,201,280	September 26, 2016	734,957	1,168,582
$0.60	483,459	705,850	December 14, 2014	181,444	264,908
$0.62	850,000	1,224,000	April 17, 2014	425,000	612,000
			March 8, 2015 to
$1.90	701,719	112,275	December 14, 2015	66,719	10,675
			October 1, 2012 to
$2.00	18,000	1,080	February 28, 2015	18,000	1,080
$2.15	240,000	–	September 7, 2016	240,000	–
$2.27	102,000	–	March 10, 2016	–	–
April 30, 2011	3,607,663	$3,984,765		1,930,647	$2,485,779

April 30, 2010	4,617,707	$895,060		2,602,619	$404,859

The aggregate intrinsic value in the preceding table represents the total intrinsic value, based on the Company’s closing stock price of $2.06 per share as of April 30, 2011 (April 30, 2010 – $0.82), which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options vested and exercisable as of April 30, 2011 was 1,690,647 (April 30, 2010 – 1,239,933). The total intrinsic value of options exercised during the year ended April 30, 2011 was $488,907 (2010 – $6,135). The grant date fair value of options vested during the year ended April 30, 2011 was $302,915 (April 30, 2010 – $3,711,399).

The following table summarizes information regarding the non-vested stock purchase options outstanding as of April 30, 2011:

		Weighted Average
	Number of	Grant-Date Fair
	Options	Value

Non-vested options at April 30, 2009	2,176,561	$0.64
Granted	1,050,000	$0.34
Vested	(828,797)	$0.86
Forfeited	(382,676)	$1.04
Non-vested options at April 30, 2010	2,015,088	$0.39
Granted	827,000	$1.14
Vested	(690,011)	$0.44
Forfeited	(475,061)	$0.57
Non-vested options at April 30, 2011	1,677,016	$0.69

As of April 30, 2011 there was $960,886 of total unrecognized compensation cost related to unvested stock options. This unrecognized compensation cost is expected to be recognized over a weighted average period of 3.19 years.

Employee and non-employee stock-based compensation amounts classified in the Company’s consolidated statements of operations for the year ended April 30, 2011 and 2010 are as follows:

	Years Ended
	April 30,
	2011	2010

Cost of sales	$27,399	$55,494
Sales and marketing	111,636	91,346
Research and development	35,335	78,535
General and administrative	165,944	467,153
Total stock-based compensation	$340,314	$692,528

Warrants

During the year ended April 30, 2011, the Company entered into a warrant agreement, as amended, with a customer whereby the Company issued 1,000,000 stock purchase warrants as part of a software licensing contract that the Company entered into with the customer. The warrants enable the holder thereof the right to purchase up to 1,000,000 shares of the Company’s common stock, exercisable for two years at a price of $1.50 per share until July 30, 2012. Under an amendment agreement, 50% of the warrants vest on a proportional basis to invoices delivered by the Company at the rate of one warrant for every $3.00 invoiced and 50% of the warrants vest on a change of control of the Company. As the likelihood of a change of control was not determinable at the time of revenue recognition, the value of the applicable warrants subject to vesting on change of control was deemed to be nil during the year ended April 30, 2011. The warrants are held in trust and delivered once vested and payment, as applicable, has been received by the Company. The fair value of the 500,000 stock purchase warrants that was charged to revenue during the year ended April 30, 2011, was $269,633 (2010 – $nil). The remaining 500,000 warrants will be valued and charged against revenue if and when a change of control of the Company occurs.

During the year ended April 30, 2010, the Company issued 1,666,667 warrants on October 22, 2009 as a part of unit offering. The fair value of the stock purchase warrants granted was $412,414. The warrants enable the holders the right to purchase up to 1,666,667 shares of the Company’s common stock, exercisable for two years from the date of issue.

The assumptions utilized to determine such values for the years ended April 30, 2011 and April 30, 2010 are presented in the following table:

	Year Ended	Year Ended
	April 30, 2011	April 30, 2010

Risk-free interest rate	0.23%	0.90%
Expected volatility	67.83%	79.94%
Expected term	1.25 yrs	2 yrs
Dividend yield	0%	0%
Weighted average fair value per warrant	$0.95	$0.23

The following table summarizes information regarding the warrants outstanding as of April 30, 2011 and April 30, 2010.

		Weighted
	Number of	Average
	Warrants	Exercise Price	Expiry Dates
Warrants at April 30, 2009	2,265,421	$3.04	November 30, 2009 to October 24, 2010
Granted	1,666,667	$0.90	October 29, 2011
Forfeited/Cancelled	(750,000)	$4.00	November 30, 2009
Expired	(250,000)	$4.00	November 30, 2009
Warrants at April 30, 2010	2,932,088	$1.50	July 31, 2010 to October 29, 2011
Granted	1,000,000	$1.50	July 31, 2012
Expired	(1,265,421)	$2.25	July 31, 2010 to October 28, 2010
Warrants at April 30, 2011	2,666,667	$1.12	October 29, 2011 to July 30, 2012

Employee Stock Purchase Plan

Under the terms of the ESPP all regular salaried (non-probationary) employees can purchase up to 6% of their base salary in common shares of the Company at market price. The Company will match 50% of the shares purchased by issuing up to 3% of the respective employee’s base salary in shares. During the year ended April 30, 2011 the Company matched $25,327 (2010 - $15,489) in shares purchased by employees under the ESSP.

A total of 700,000 shares have been reserved for issuance under the ESPP. As of April 30, 2011, a total of 556,401 shares were available for issuance under the ESPP. During the years ended April 30, 2011, 55,571 (2010 - 88,028) shares were sold or issued to employees under the ESPP.

Deferred Share Unit Plan

Under the terms of the DSUP which is effective as at October 22, 2009, each deferred share unit is equivalent to one share of common stock. The maximum number of shares of common stock that may be reserved for issuance to any one participant pursuant to deferred share units granted under the DSUP and any share compensation arrangement is 5% of the number of shares of common stock of the Company outstanding at the time of reservation and, as applicable, any grants of deferred share units to any one participant may not exceed a value of $100,000 per annum on the date of grant. A deferred share unit (DSU) granted to a participant who is a director of the board of the Company shall vest immediately on the award date. A deferred share unit granted to a participant other than a director will generally vest as to one-third (1/3) of the number of deferred share units granted on the first, second and third anniversaries of the award date. Fair value of the DSU’s, which is based on the closing price of the Company’s common stock on the date of grant, is recorded as compensation expense over the vesting period.

A total of 2,000,000 shares have been reserved for issuance under the DSUP. During the year ended April 30, 2011, 866,552 (2010 - 520,161) deferred share units were issued under the DSUP, of which 672,026 were granted to officers and 172,500 were granted to directors. For the year ended April 30, 2011, a total of 613,287 shares were available for issuance under the DSUP.

The following table summarizes the Company’s outstanding deferred share unit (DSU) awards as of April 30, 2011, and changes during the period then ended:

		Weighted Average
		Grant Date Fair
	Number of DSU’s	Value per Unit

DSU’s at April 30, 2009	–	$–
Granted	520,161	$0.60
Conversions	–	$–
DSU’s at April 30, 2010	520,161	$0.60
Granted	866,552	$0.96
Conversions	–	$–
Outstanding at April 30, 2011	1,386,713	$0.83

As of April 30, 2011 there was $309,459 (2010 – $121,400) of total unrecognized compensation cost related to unvested deferred share units awards. This unrecognized compensation cost is expected to be recognized over a weighted average period of 1.38 years (2010 – 2.62) . The total fair value of DSUs that vested during the year was $313,906 (2010 - $166,936).

Employee and non-employee deferred share unit based compensation amounts classified in the Company’s consolidated statements of operations for the year ended April 30, 2011 and 2010 are as follows:

	Year Ended
	April 3 0,
	2011	2010

General and administrative	$472,171	$190,697
Total deferred share unit-based compensation	$472,171	$190,697

The following table summarizes information regarding the non-vested deferred share units outstanding as of April 30, 2011:

		Weighted Average
		Grant Date Fair
	Number of DSU’s	Value per Unit

Non-vested DSU’s at April 30, 2009	–	$–
Granted	520,161	$0.60
Vested	(278,226)	$0.60
Non-vested DSU’s at April 30, 2010	241,935	$0.60
Granted	866,552	$0.96
Vested	(682,404)	$0.46
Non-vested DSU’s at April 30, 2011	426,083	$0.89